CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
OPERATING ACTIVITIES
Loss for the year	$ (11,703,990)	$ (14,414,266)
Items not affecting cash
Depreciation and amortisation	613,714	539,693
Loan receivable accrued interest	(22,739)	0
Loss on disposal of equipment	156,531	9,624
Share-based compensation	1,786,453	3,203,407
Valuation allowance on accounts receivable	0	100,000
Valuation allowance on inventory	203,553	0
Total change in non-cash working capital balances	914,889	(2,395,328)
Cash flows used in operating activities	(8,051,589)	(12,956,870)
INVESTING ACTIVITIES
Loan receivable advanced	(36,882)	(33,642)
Loan receivable repayment	2,500,000	0
Mineral exploration and evaluation expenditures capitalised	(271,857)	0
Proceeds on sale of property and equipment	10,000	0
Purchase of property and equipment	(320,099)	(2,272,934)
Cash flows from (used in) investing activities	1,881,162	(2,306,576)
FINANCING ACTIVITIES
Payments on lease liability	(129,264)	(149,317)
Payments on long-term debt	(240,353)	(950,920)
Proceeds from stock options exercised	113,000	46,000
Shares purchased for cancellation	(408,853)	0
Cash flows used in financing activities	(665,470)	(1,054,237)
Change in cash and cash equivalents during the year	(6,835,897)	(16,317,683)
Cash and cash equivalents, beginning of year	10,357,317	26,675,000
Cash and cash equivalents, end of year	$ 3,521,420	$ 10,357,317